Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statement [Line Items]
Revenue from product sales	$ 3,943	$ 4,510	$ 4,223
Cost of sales	(3,173)	(3,736)	(3,401)
Gain (loss) on non-hedge derivatives and other commodity contracts	2	10	19
Gross profit (loss)	772	784	841
Corporate administration, marketing and other expenses	(76)	(64)	(61)
Exploration and evaluation costs	(102)	(114)	(133)
Other operating income (expenses)	(97)	(88)	(110)
Special items	(170)	(438)	(42)
Operating profit (loss)	327	80	495
Dividend income	2	0	0
Interest income	17	15	22
Other gains (losses)	(9)	(11)	(88)
Finance costs and unwinding of obligations	(178)	(169)	(180)
Fair value adjustments	(3)	0	9
Share of associates and joint ventures’ profit (loss)	122	22	11
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	278	(63)	269
Taxation	(128)	(108)	(189)
Profit (loss) after taxation		(171)	80
Preferred stock dividends		0	0
Profit (loss) for the year	150	(171)	80
Equity shareholders	133	(191)	63
Non-controlling interests	17	20	17
Comprehensive income (loss)	9	(17)	267
Comprehensive (income) loss attributable to non-controlling interests	(17)	(20)	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	(8)	(37)	250
Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”)
Condensed Income Statement [Line Items]
Revenue from product sales	498	1,001	1,131
Cost of sales	(494)	(1,030)	(981)
Gain (loss) on non-hedge derivatives and other commodity contracts	(4)	0	0
Gross profit (loss)	0	(29)	150
Corporate administration, marketing and other expenses	(12)	(7)	17
Exploration and evaluation costs	(4)	(10)	(14)
Other operating income (expenses)	(46)	(9)	(26)
Special items	(15)	(414)	54
Operating profit (loss)	(77)	(469)	181
Dividend income	2
Interest income	0	1	6
Other gains (losses)	0	0	1
Finance costs and unwinding of obligations	(23)	(22)	(18)
Fair value adjustments	0		0
Share of associates and joint ventures’ profit (loss)	6	13	(13)
Equity gain (loss) in subsidiaries	142	212	(61)
Profit (loss) before taxation	50	(265)	96
Taxation	83	104	(4)
Profit (loss) after taxation		(161)	92
Preferred stock dividends		(30)	(29)
Profit (loss) for the year	133	(191)	63
Equity shareholders	133	(191)	63
Non-controlling interests	0	0	0
Comprehensive income (loss)	(8)	(37)	250
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	(8)	(37)	250
Reportable Legal Entities | IOMco (the “Issuer”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit (loss)	0	0	0
Corporate administration, marketing and other expenses	(20)	(7)	(6)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	3	0	2
Special items	8	(6)	(35)
Operating profit (loss)	(9)	(13)	(39)
Dividend income	0
Interest income	4	3	3
Other gains (losses)	(6)	1	(1)
Finance costs and unwinding of obligations	(107)	(107)	(131)
Fair value adjustments	0		9
Share of associates and joint ventures’ profit (loss)	0	0	2
Equity gain (loss) in subsidiaries	490	447	389
Profit (loss) before taxation	372	331	232
Taxation	0	0	0
Profit (loss) after taxation		331	232
Preferred stock dividends		0	0
Profit (loss) for the year	372	331	232
Equity shareholders	372	331	232
Non-controlling interests	0	0	0
Comprehensive income (loss)	320	365	234
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	320	365	234
Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Condensed Income Statement [Line Items]
Revenue from product sales	3,445	3,539	3,150
Cost of sales	(2,679)	(2,707)	(2,420)
Gain (loss) on non-hedge derivatives and other commodity contracts	6	11	18
Gross profit (loss)	772	843	748
Corporate administration, marketing and other expenses	(13)	(2)	(3)
Exploration and evaluation costs	(98)	(104)	(119)
Other operating income (expenses)	(54)	(79)	(86)
Special items	(155)	(27)	29
Operating profit (loss)	452	631	569
Dividend income	0
Interest income	13	11	13
Other gains (losses)	(3)	(12)	(28)
Finance costs and unwinding of obligations	(48)	(40)	(31)
Fair value adjustments	(3)		0
Share of associates and joint ventures’ profit (loss)	107	9	30
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	518	599	553
Taxation	(211)	(212)	(184)
Profit (loss) after taxation		387	369
Preferred stock dividends		0	(29)
Profit (loss) for the year	307	387	340
Equity shareholders	290	367	323
Non-controlling interests	17	20	17
Comprehensive income (loss)	301	422	388
Comprehensive (income) loss attributable to non-controlling interests	(17)	(20)	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	284	402	371
Consolidation adjustments
Condensed Income Statement [Line Items]
Revenue from product sales	0	(30)	(58)
Cost of sales	0	1	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	(1)	1
Gross profit (loss)	0	(30)	(57)
Corporate administration, marketing and other expenses	(31)	(48)	(69)
Exploration and evaluation costs	0	0	0
Other operating income (expenses)	0	0	0
Special items	(8)	9	(90)
Operating profit (loss)	(39)	(69)	(216)
Dividend income	0
Interest income	0	0	0
Other gains (losses)	0	0	(60)
Finance costs and unwinding of obligations	0	0	0
Fair value adjustments	0		0
Share of associates and joint ventures’ profit (loss)	9	0	(8)
Equity gain (loss) in subsidiaries	(632)	(659)	(328)
Profit (loss) before taxation	(662)	(728)	(612)
Taxation	0	0	(1)
Profit (loss) after taxation		(728)	(613)
Preferred stock dividends		30	58
Profit (loss) for the year	(662)	(698)	(555)
Equity shareholders	(662)	(698)	(555)
Non-controlling interests	0	0	0
Comprehensive income (loss)	(604)	(767)	(605)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Comprehensive income (loss) attributable to AngloGold Ashanti	$ (604)	$ (767)	$ (605)